SLM Student Loan Trust 2005-7
Quarterly Servicing Report

Distribution Date	07/25/2008
Collection Period	04/01/2008 — 06/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2005-7 Deal Parameters

	Student Loan Portfolio Characteristics		3/31/2008	Activity	6/30/2008
A	i	Portfolio Balance	$1,045,614,540.91	($11,873,971.49)	$1,033,740,569.42
	ii	Interest to be Capitalized	3,616,392.37		2,874,883.50

	iii	Total Pool	$1,049,230,933.28		$1,036,615,452.92
	iv	Capitalized Interest	0.00		0.00
	v	Add-on Consolidation Loan Account Balance	0.00		0.00
	vi	Specified Reserve Account Balance	2,623,077.33		2,591,538.63

	vii	Total Adjusted Pool	$1,051,854,010.61		$1,039,206,991.55

B	i	Weighted Average Coupon (WAC)	3.586%		3.585%
	ii	Weighted Average Remaining Term	249.33		247.96
	iii	Number of Loans	73,598		72,982
	iv	Number of Borrowers	45,194		44,817
	v	Aggregate Outstanding Principal Balance - T-Bill	$939,018		$810,392
	vi	Aggregate Outstanding Principal Balance - Commercial Paper	$1,048,291,915		$1,035,805,061
	vii	Pool Factor	0.690101618		0.681804147

						% of O/S		% of O/S
C	Notes			Rate/Coupon	Balance 4/25/2008	Securities	Balance 7/25/2008	Securities
	i	A-1 Notes	78442GQF6	0.000%	$0.00	0.000%	$0.00	0.000%
	ii	A-2 Notes	78442GQG4	0.090%	251,463,010.61	23.907%	238,815,991.55	22.981%
	iii	A-3 Notes	78442GQH2	1.350%*	266,000,000.00	25.289%	266,000,000.00	25.596%
	iv	A-4 Notes	78442GQJ8	0.150%	307,339,000.00	29.219%	307,339,000.00	29.574%
	v	A-5 Notes	78442GQK5	0.090%	180,000,000.00	17.113%	180,000,000.00	17.321%
	vi	B Notes	78442GQL3	0.310%	47,052,000.00	4.473%	47,052,000.00	4.528%
	vii	Total Notes			$1,051,854,010.61	100.000%	$1,039,206,991.55	100.000%

D	Reserve Account		4/25/2008	7/25/2008
		Required Reserve Acct Deposit (%)	0.25%	0.25%

	i	Reserve Acct Initial Deposit ($)
	ii	Specified Reserve Acct Balance ( $)	$2,623,077.33	$2,591,538.63
	iii	Reserve Account Floor Balance ($ )	$2,280,587.00	$2,280,587.00
	iv	Current Reserve Acct Balance ($)	$2,623,077.33	$2,591,538.63

E	Other Accounts		4/25/2008	7/25/2008
	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Add-on Consolidation Loan Account	$0.00	$0.00
	iii	Capitalized Interest Account	$0.00	$0.00
	iv	Remarketing Fee Account	$0.00	$0.00
	v	A-3 Accumulation Account	$0.00	$0.00
	vi	A-3 Supplemental Interest Account	$0.00	$0.00
	vii	Spread Supplement Account	$17,130,071.00	$16,726,637.67
	viii	Investment Reserve Acocunt	$0.00	$0.00
	ix	Investment Premium Purchase Acocunt	$0.00	$0.00

F	Asset/Liability		4/25/2008	7/25/2008
	i	Total Adjusted Pool	$1,051,854,010.61	$1,039,206,991.55
	ii	Total $ equivalent Notes	$1,051,854,010.61	$1,039,206,991.55
	iii	Difference	$0.00	$0.00
	iv	Parity Ratio	1.00000	1.00000

*	With respect to the class A-3 notes, the trust will be obligated to make payments of interest from available funds at an annualized rate equal to three-month LIBOR plus 0.75%. Amounts due in excess of that interest rate will be paid solely from amounts on deposit in the spread supplement account

II. 2005-7 Transactions from: 04/01/2008 through: 06/30/2008

A	Student Loan Principal Activity
	i Regular Principal Collections	$10,793,764.43
	ii Principal Collections from Guarantor	4,320,591.79
	iii Principal Reimbursements	30,049.43
	iv Other System Adjustments	0.00

	v Total Principal Collections	$15,144,405.65

B	Student Loan Non-Cash Principal Activity
	i Other Adjustments	$73,421.72
	ii Capitalized Interest	(3,343,855.88)

	iii Total Non-Cash Principal Activity	$(3,270,434.16)

C	Student Loan Principal Purchases	$0.00

D	Total Student Loan Principal Activity	$11,873,971.49

E	Student Loan Interest Activity
	i Regular Interest Collections	$5,744,914.64
	ii Interest Claims Received from Guarantors	157,171.37
	iii Collection Fees/Returned Items	2,835.06
	iv Late Fee Reimbursements	80,563.11
	v Interest Reimbursements	12,291.77
	vi Other System Adjustments	0.00
	vii Special Allowance Payments	6,109,236.38
	viii Subsidy Payments	708,781.70

	ix Total Interest Collections	$12,815,794.03

F	Student Loan Non-Cash Interest Activity
	i Interest Accrual Adjustment	$82.67
	ii Capitalized Interest	3,343,855.88

	iii Total Non-Cash Interest Adjustments	$3,343,938.55

G	Student Loan Interest Purchases	$0.00

H	Total Student Loan Interest Activity	$16,159,732.58

I	Non-Reimbursable Losses During Collection Period	$73,815.85
J	Cumulative Non-Reimbursable Losses to Date	$255,952.92

III. 2005-7 Collection Account Activity 04/01/2008 through 06/30/2008

A	Principal Collections
	i Principal Payments Received	$14,337,976.01
	ii Consolidation Principal Payments	776,380.21
	iii Reimbursements by Seller	0.00
	iv Borrower Benefits Reimbursements	30,049.43
	v Reimbursements by Servicer	0.00
	vi Re-purchased Principal	0.00

	vii Total Principal Collections	$15,144,405.65

B	Interest Collections
	i Interest Payments Received	$12,717,200.43
	ii Consolidation Interest Payments	2,903.66
	iii Reimbursements by Seller	68.30
	iv Borrower Benefits Reimbursements	0.00
	v Reimbursements by Servicer	12,223.47
	vi Re-purchased Interest	0.00
	vii Collection Fees/Return Items	2,835.06
	viii Late Fees	80,563.11

	ix Total Interest Collections	$12,815,794.03

C	Other Reimbursements	$147,861.00

D	Reserves in Excess of the Requirement	$31,538.70

E	Administrator Account Investment Income	$0.00

F	Trust Account Investment Income	$174,219.26

G	Interest Rate Swap Proceeds	$0.00

H	Funds borrowed during previous distribution	$0.00

I	Funds borrowed from subsequent distribution	$0.00

J	Excess Transferred from Supplemental Loan Purchase Account	$0.00

K	Excess Transferred from Add-on Consolidation Loan Account	$0.00

L	Excess Transferred from Remarketing Fee Account	$0.00

M	Funds Released from Capitalized Interest Account	$0.00

N	Funds Released from Supplemental Interest Account	$0.00

	TOTAL AVAILABLE FUNDS	$28,313,818.64
O	LESS FUNDS PREVIOUSLY REMITTED:
	i Servicing Fees to Servicer	$(869,402.10)
	ii Consolidation Loan Rebate Fees to Dept. of Education	$(2,739,534.06)

P	NET AVAILABLE FUNDS	$24,704,882.48

Q	Servicing Fees Due for Current Period	$431,887.03

R	Carryover Servicing Fees Due	$0.00

S	Administration Fees Due	$25,000.00

IV. 2005-7 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

REPAYMENT

Active

Current	3.599%	3.585%	52,888	53,419	71.861%	73.195%	$681,212,552.38	$688,623,930.43	65.149%	66.615%

31-60 Days Delinquent	3.824%	3.832%	1,784	2,063	2.424%	2.827%	26,043,308.34	30,707,166.40	2.491%	2.970%
61-90 Days Delinquent	3.947%	3.822%	747	801	1.015%	1.098%	12,070,021.52	10,849,677.12	1.154%	1.050%
91-120 Days Delinquent	3.738%	3.712%	279	402	0.379%	0.551%	3,703,498.77	5,008,162.62	0.354%	0.484%
> 120 Days Delinquent	3.761%	3.765%	1,173	917	1.594%	1.256%	15,715,683.71	11,385,473.71	1.503%	1.101%

Deferment
Current	3.298%	3.319%	11,016	9,677	14.968%	13.259%	184,307,516.59	164,853,763.10	17.627%	15.947%

Forbearance
Current	3.842%	3.848%	5,483	5,516	7.450%	7.558%	119,308,227.39	120,086,465.75	11.410%	11.617%

TOTAL REPAYMENT	3.586%	3.585%	73,370	72,795	99.690%	99.744%	$1,042,360,808.70	$1,031,514,639.13	99.689%	99.785%

Claims in Process (1)	3.849%	3.837%	228	187	0.310%	0.256%	$3,253,732.21	$2,225,930.29	0.311%	0.215%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	3.586%	3.585%	73,598	72,982	100.000%	100.000%	$1,045,614,540.91	$1,033,740,569.42	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2005-7 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$8,467,786.31
B	Interest Subsidy Payments Accrued During Collection Period	664,696.97
C	Special Allowance Payments Accrued During Collection Period	4,768,193.40
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	174,219.26
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(2,739,534.06)

G	Net Expected Interest Collections	$11,335,361.88
VI. 2005-7 Interest Rate Swap on Fixed Rate Reset Notes

			Royal Bank of Scotland
			Swap Calculation
Notional Amount (A-3 Note Beginning Balance)			$—

SLM Student Loan Trust 2005-7 Pays:
ii	3M LIBOR		0.00000%
iii	Spread		0.00000%

iv	Swap Rate		0.00000%
v	Daycount (Actual/360)	04/25/2008 - 07/25/2008	91

vi	Payment Amount Due Counterparty		$—

The Royal Bank of Scotland pays:
vii	A-3 Note Rate		0.000%
viii	Daycount (30/360)	04/25/2008 - 07/25/2008	90

ix	Payment Amount to SLM Trust 2005-7		$—

VII. 2005-7 Accrued Interest Factors

	Accrued		Record Date
	Int Factor	Accrual Period	(Days Prior to Distribution Date)*	Rate **	Index
A Class A-1 Interest Rate	0.000000000	—	—	0.00000%	—
B Class A-2 Interest Rate	0.007608611	04/25/2008 - 07/25/2008	1 NY Business Day	3.01000%	LIBOR
C Class A-3 Interest Rate	0.010793611	04/25/2008 - 07/25/2008	1 NY Business Day	4.27000%	LIBOR
D Class A-4 Interest Rate	0.007760278	04/25/2008 - 07/25/2008	1 NY Business Day	3.07000%	LIBOR
E Class A-5 Interest Rate	0.007608611	04/25/2008 - 07/25/2008	1 NY Business Day	3.01000%	LIBOR RESET
F Class B Interest Rate	0.008164722	04/25/2008 - 07/25/2008	1 NY Business Day	3.23000%	LIBOR

*	The Record Date for a distribution date that coincides with a reset date for a reset note is the Notice Date. See “Description of the Notes — the Reset Rate Notes” in the Prospectus Supplement.

**	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2005-7 Inputs From Prior Quarter 3/31/08

A Total Student Loan Pool Outstanding
i Portfolio Balance	$1,045,614,540.91
ii Interest To Be Capitalized	3,616,392.37
iii Total Pool	$1,049,230,933.28
iv Capitalized Interest	0.00
v Add-on Consolidation Loan Account Balance	0.00
vi Specified Reserve Account Balance	2,623,077.33
vii Total Adjusted Pool	$1,051,854,010.61

B Total Note Factor	0.670658025
C Total Note Balance	$1,051,854,010.61

D Note Balance 04/25/2008	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
i Current Factor	0.000000000	0.798295272	1.000000000	1.000000000	1.000000000	1.000000000
ii Expected Note Balance	$0.00	$251,463,010.61	$266,000,000.00	$307,339,000.00	$180,000,000.00	$47,052,000.00
iii Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
v Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
E Reserve Account Balance	$2,623,077.33
F Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G Unpaid Administration fees from Prior Quarter(s)	$0.00
H Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2005-7 Waterfall for Distributions

		Remaining
	Amount Paid	Funds Balance
A Total Available Funds ( Section III-P )	$24,704,882.48	$24,704,882.48

B Primary Servicing Fees — Current Month	$431,887.03	$24,272,995.45

C Administration Fee	$25,000.00	$24,247,995.45

D Quarterly Funding Amount	$0.00	$24,247,995.45

E Class A Noteholders’ Interest Distribution Amounts
i Class A-1	$0.00	$24,247,995.45
ii Class A-2	$1,913,284.26	$22,334,711.19
iii Class A-3	$2,467,667.23	$19,867,043.96
iv Class A-4	$2,385,036.01	$17,482,007.95
v Class A-5	$1,369,550.00	$16,112,457.95

vii Total Class A Interest Distribution	$8,135,537.50

F Interest Rate Swap Payment (pro-rata with Item E)	$0.00	$16,112,457.95

G Class B Noteholders’ Interest Distribution Amount	$384,166.51	$15,728,291.44

H Class A Noteholders’ Principal Distribution Amounts
i Class A-1	$0.00	$15,728,291.44
ii Class A-2	$12,647,019.06	$3,081,272.38
iii Class A-3	$0.00	$3,081,272.38
iv Class A-4	$0.00	$3,081,272.38
v Class A-5	$0.00	$3,081,272.38

vii Total Class A Principal Distribution	$12,647,019.06

I Supplemental Interest Account Deposit	$0.00	$3,081,272.38

J Investment Reserve Account Required Amount	$0.00	$3,081,272.38

K Class B Noteholders’ Principal Distribution Amount	$0.00	$3,081,272.38

L Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$3,081,272.38

M Investment Premium Puchase Account Deposit Amount	$0.00	$3,081,272.38

N Carryover Servicing Fees	$0.00	$3,081,272.38

O Remarketing Fees not paid from Remarketing Fee Account	$0.00	$3,081,272.38

P Excess to Certificateholder	$3,081,272.38	$0.00

X. 2005-7 Account Reconciliations

Reserve Account
i	Beginning of Period Account Balance	$2,623,077.33
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$2,623,077.33
iv	Required Reserve Account Balance	$2,591,538.63
v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve - Release to Collection Account	$31,538.70
vii	Ending Reserve Account Balance	$2,591,538.63

Supplemental Loan Purchase Account
i	Beginning of Period Account Balance	$0.00
ii	Supplemental Loan Purchases	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period end date		12/31/2005
i	Beginning of Period Account Balance	$0.00
ii	Add-on Loans Funded	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

Capitalized Interest Account
Capitalized Interest Account Release Date		10/25/2007
i	Beginning of Period Account Balance	$0.00
ii	Transfers to Collection Account	$0.00

iii	Ending Balance	$0.00

Remarketing Fee Account
Next Remarketing Date A-3 Notes		N/A
Next Remarketing Date A-5 Notes		07/25/2013
Reset Period Target Amount		$0.00
Quarterly Required Amount		$0.00
i	Beginning of Period Account Balance	$0.00
ii	Quarterly Funding Amount	$0.00
iii	Quarterly Required Amount Excess	$0.00
iv	Remarketing Fee paid this Distribution	$0.00

v	Ending Balance	$0.00

A-3 Accumulation Account
i	Initial Deposits	$0.00
ii	A-3 Principal deposits	$0.00
iii	Principal Payments to the A-3 Noteholders	$0.00

iv	Ending Balance	$0.00

A-3 Supplemental Interest Account
Accumulation Account Balance		$0.00
3M LIBOR-based swap rate		n/a
Assumed Investment Rate, Accumulation Account		n/a
Difference		n/a
Number of Days Through Next Distribution Date		n/a
i	Initial Deposits	$0.00
ii	Funds Released into Collection Account	$0.00
iii	Supplemental Interest Account Deposit Amount	$0.00

iv	Ending Balance	$0.00

Investment Reserve Account
Investment Downgrade Flag		N
i	Initial Deposits	$0.00
ii	Transfer to Accumulation Account	$0.00
iii	Funds Released into Collection Account	$0.00
iv	New Deposits	$0.00
v	Ending Balance	$0.00

Investment Premium Purchase Acocunt
i	Initial Deposits	$0.00
ii	New Quarterly Deposits
iii	(=1% of new Accum. Account Deposits)	$0.00
iv	Payments made on investments in excess of par	$0.00
v	Ending Balance	$0.00

Spread supplement Account
i	Beginning of Period Account Balance	$17,130,071.00
ii	Quarterly Funding Amount	$(403,433.33)

iii	Ending Balance	$16,726,637.67

XI. 2005-7 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 07/25/2011 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Notes Outstanding (after application of available funds)	$1,039,206,991.55
	ii	Less: Amounts in the Accumulation Accounts	0.00

	iii	Total	$1,039,206,991.55
	iv	Adjusted Pool Balance	$1,039,206,991.55
	v	Note Balance Trigger Event Exists (iii > iv)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,033,740,569.42
	ii	Borrower Interest Accrued	8,467,786.31
	iii	Interest Subsidy Payments Accrued	664,696.97
	iv	Special Allowance Payments Accrued	4,768,193.40
	v	Reserve Account Balance (after any reinstatement)	2,591,538.63
	vi	Capitalized Interest Account Balance	—
	vii	Add-On Account Balance	0.00

	viii	Total	$1,050,232,784.73
	ix	Less: Specified Reserve Account Balance	(2,591,538.63)
		Supplemental Interest Account Deposit	$0.00

	x	Total	$1,047,641,246.10
	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$992,154,991.55
	xii	Less: Amounts in the Accumulation Accounts	0.00
	xiii	Total	$992,154,991.55

	xiv	Insolvency Event or Event of Default Under Indenture	N

	xv	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xiii>x or xiv = Y)	N

XII. 2005-7 Distributions

	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
A Distribution Amounts
i Quarterly Interest Due	$0.00	$1,913,284.26	$2,871,100.56	$2,385,036.01	$1,369,550.00	$384,166.51
ii Quarterly Interest Paid
a. Obligation paid by trust	0.00	1,913,284.26	2,467,667.23	2,385,036.01	1,369,550.00	384,166.51

b. Obligation paid from Spread Suppl Acct			403,433.33
iii Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

vii Quarterly Principal Due	$0.00	$12,647,019.06	$0.00	$0.00	$0.00	$0.00
viii Quarterly Principal Paid	0.00	12,647,019.06	0.00	0.00	0.00	0.00

ix Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

x Total Distribution Amount	$0.00	$14,560,303.32	$2,871,100.56	$2,385,036.01	$1,369,550.00	$384,166.51

B Principal Distribution Reconciliation
i Notes Outstanding Principal Balance	6/30/08	$1,051,854,010.61
ii Adjusted Pool Balance	6/30/08	1,039,206,991.55

iii Notes Balance Exceeding Adjusted Pool (i-ii)		$12,647,019.06

iv Adjusted Pool Balance	3/31/08	$1,051,854,010.61
v Adjusted Pool Balance	6/30/08	1,039,206,991.55

vi Current Principal Due (iv-v)		$12,647,019.06
vii Principal Shortfall from Previous Collection Period		0.00

viii Principal Distribution Amount (vi + vii)		$12,647,019.06

ix Principal Distribution Amount Paid		$12,647,019.06

x Principal Shortfall (viii — ix)		$0.00

C Total Principal Distribution		$12,647,019.06
D Total Interest Distribution		8,519,704.01

E Total Cash Distributions		$21,166,723.07

			Paydown
F Note Balances		04/25/2008	Factor	07/25/2008
i A-1 Note Balance	78442GQF6	$0.00		$0.00
A-1 Note Pool Factor		0.000000000	0.000000000	0.000000000

ii A-2 Note Balance	78442GQG4	$251,463,010.61		$238,815,991.55
A-2 Note Pool Factor		0.798295272	0.040149267	0.758146005

iii A-3 Note Balance	78442GQH2	$266,000,000.00		$266,000,000.00
A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

iv A-4 Note Balance	78442GQJ8	$307,339,000.00		$307,339,000.00
A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

v A-5 Note Balance	78442GQK5	$180,000,000.00		$180,000,000.00
A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

vi B Note Balance	78442GQL3	$47,052,000.00		$47,052,000.00
B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2005-7 Historical Pool Information

			2007	2006	2005
	4/1/08 - 6/30/08	1/1/08 - 3/31/08	1/1/07 - 12/31/07	1/1/06 - 12/31/06	8/11/05 - 12/31/05
Beginning Student Loan Portfolio Balance	$1,045,614,540.91	$1,059,464,527.86	$1,176,709,915.76	$1,482,957,921.83	$1,496,423,471.60
Student Loan Principal Activity
i Regular Principal Collections	$10,793,764.43	$13,724,495.34	$116,559,800.35	$306,654,122.46	$24,426,279.43
ii Principal Collections from Guarantor	4,320,591.79	2,691,370.94	12,188,416.52	7,260,553.05	726,669.04
iii Principal Reimbursements	30,049.43	785.91	225,006.56	6,025,271.06	1,433,864.82
iv Other System Adjustments	0.00	0.00	0.00	0.00	0.00

v Total Principal Collections	$15,144,405.65	$16,416,652.19	$128,973,223.43	$319,939,946.57	$26,586,813.29

Student Loan Non-Cash Principal Activity
i Other Adjustments	$73,421.72	$37,072.98	$106,704.40	$42,292.88	$86,170.10
ii Capitalized Interest	(3,343,855.88)	(2,603,738.22)	(11,834,539.93)	(13,734,233.38)	(3,289,522.12)

iii Total Non-Cash Principal Activity	$(3,270,434.16)	$(2,566,665.24)	$(11,727,835.53)	$(13,691,940.50)	$(3,203,352.02)

Student Loan Principal Purchases	$0.00	$0.00	$0.00	$0.00	$(9,917,911.50)

(-) Total Student Loan Principal Activity	$11,873,971.49	$13,849,986.95	$117,245,387.90	$306,248,006.07	$13,465,549.77

Student Loan Interest Activity

i Regular Interest Collections	$5,744,914.64	$5,871,950.46	$24,705,869.75	$28,279,850.65	$10,771,390.58
ii Interest Claims Received from Guarantors	157,171.37	92,470.10	463,147.43	249,852.91	8,707.77
iii Collection Fees/Returned Items	2,835.06	4,439.47	45,827.10	39,746.27	391.07
iv Late Fee Reimbursements	80,563.11	90,753.04	351,677.33	348,231.19	87,984.32
v Interest Reimbursements	12,291.77	12,995.73	108,262.01	76,280.96	3,874.94
vi Other System Adjustments	0.00	0.00	0.00	0.00	0.00
vii Special Allowance Payments	6,109,236.38	10,602,979.05	51,025,966.67	56,625,795.88	5,929,921.72
viii Subsidy Payments	708,781.70	726,574.41	3,541,160.30	6,032,157.90	1,009,800.95

ix Total Interest Collections	$12,815,794.03	$17,402,162.26	$80,241,910.59	$91,651,915.76	$17,812,071.35

Student Loan Non-Cash Interest Activity
i Interest Accrual Adjustment	$82.67	$844.34	$1,570.75	$(1,015.81)	$(795.00)
ii Capitalized Interest	3,343,855.88	2,603,738.22	11,834,539.93	13,734,233.38	3,289,522.12

iii Total Non-Cash Interest Adjustments	$3,343,938.55	$2,604,582.56	$11,836,110.68	$13,733,217.57	$3,288,727.12

Student Loan Interest Purchases	$0.00	$0.00	$0.00	$0.00	$(3,438,367.43)

Total Student Loan Interest Activity	$16,159,732.58	$20,006,744.82	$92,078,021.27	$105,385,133.33	$17,662,431.04

(=) Ending Student Loan Portfolio Balance	$1,033,740,569.42	$1,045,614,540.91	$1,059,464,527.86	$1,176,709,915.76	$1,482,957,921.83

(+) Interest to be Capitalized	$2,874,883.50	$3,616,392.37	$3,428,061.67	$4,180,581.62	$4,664,535.49

(=) TOTAL POOL	$1,036,615,452.92	$1,049,230,933.28	$1,062,892,589.53	$1,180,890,497.38	$1,487,622,457.32

(+) Capitalized Interest	$0.00	$0.00	$0.00	$45,045,967.90	$45,045,967.90

(+) Add-on Consolidation Loan Account Balance	$0.00	$0.00	$0.00	$0.00	$0.00

(+) Reserve Account Balance	$2,591,538.63	$2,623,077.33	$2,657,231.47	$2,952,226.24	$3,719,056.14

(=) Total Adjusted Pool	$1,039,206,991.55	$1,051,854,010.61	$1,065,549,821.00	$1,228,888,691.52	$1,536,387,481.36

XIV. 2005-7 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Oct-05	$1,496,158,158	5.43%
Jan-06	$1,487,622,457	1.89%
Apr-06	$1,445,609,192	4.12%
Jul-06	$1,350,181,626	9.07%
Oct-06	$1,243,647,080	12.84%
Jan-07	$1,180,890,497	13.39%
Apr-07	$1,147,958,834	12.55%
Jul-07	$1,119,382,946	11.78%
Oct-07	$1,083,178,224	11.48%
Jan-08	$1,062,892,590	10.74%
Apr-08	$1,049,230,933	9.91%
Jul-08	$1,036,615,453	9.19%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date. CPR calculation logic was refined in December 2005 to better reflect the number of days since the statistical cutoff date and may not exactly match Since Issued CPR disclosed in prior periods.